Organization and Business Operations	12 Months Ended
Dec. 31, 2021
Organization and Business Operations
Organization and Business Operations

Note 1 — Organization and Business Operations

Organization and General

Crown Proptech Acquisitions (the “Company”) was incorporated in the Cayman Islands on September 24, 2020. The Company was formed for the purpose of entering into a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (a “business combination”). The Company is not limited to a particular industry or geographic region for purposes of consummating a business combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies. The Company has selected December 31 as its fiscal year end.

As of December 31, 2021, the Company had not yet commenced any operations. All activity through December 31, 2021, relates to the Company’s formation and the Initial Public Offering (“IPO”) described below. The Company will not generate any operating revenues until after the completion of its initial business combination, at the earliest. The Company will generate non-operating income in the form of interest income on cash and cash equivalents from the proceeds derived from the IPO.

Financing

The registration statement for the Company’s IPO was declared effective on February 9, 2021 (the “Effective Date”). On February 11, 2021, the Company consummated the IPO of 27,600,000 units (the “Units” and, with respect to the Class A ordinary shares included in the Units being offered, the “public share”), at $10.00 per Unit, generating gross proceeds of $276,000,000, which is discussed in Note 4.

Simultaneously with the closing of the IPO, the Company consummated the sale of 5,013,333 warrants (the “Private Placement Warrant”), at a price of $1.50 per Private Placement Warrant, which is discussed in Note 5.

Trust Account

Following the closing of the IPO on February 11, 2021, an amount of $276,000,000 from the net proceeds of the sale of the Units in the IPO and the sale of the Private Placement Warrants was placed in a trust account (“Trust Account”) which is invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company. Except with respect to interest earned on the funds held in the trust account that may be released to the Company to pay its tax obligations, the proceeds from the IPO and the sale of the private placement units will not be released from the trust account until the earliest of (a) the completion of the Company’s initial business combination, (b) the redemption of any public shares properly submitted in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation, and (c) the redemption of the Company’s public shares if the Company is unable to complete the initial business combination within 24 months from the closing of the IPO, subject to applicable law. The proceeds deposited in the trust account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.

Proposed Business Combination with Brivo

On November 10, 2021 the Company entered into a business combination agreement (the “Business Combination Agreement”), by and among (i) the Company (ii) Crown PropTech Merger Sub I Corp., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub I”), (iii) Crown PropTech Merger Sub II LLC, a Delaware limited liability company and wholly owned subsidiary of the Company “Merger Sub II”, and together with Merger Sub I the “Merger Subs”) and (iv) Brivo, Inc., a Nevada corporation (“Brivo”).

Subject to the terms and conditions of the Business Combination Agreement, on the day prior to the closing date of the Brivo Business Combination (the “Closing Date”), the Company will change its jurisdiction of incorporation by deregistering as a Cayman Islands exempted company and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (the “Domestication”), upon which the Company will change its name to “Brivo, Inc.” (“New Brivo”).

In connection with the signing of the Business Combination Agreement, the Company entered into certain subscription agreements (the “Subscription Agreements”) with certain investors (the “Convertible Debt Investors”), pursuant to which the Convertible Debt Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to the Convertible Debt Investors, following the Domestication, an aggregate of $75.0 million in principal amount of convertible notes to be issued pursuant to an indenture (the “Indenture”), or the Convertible Debt Notes, for aggregate gross proceeds of $75.0 million. The Convertible Debt Notes are convertible at the option of holders into New Brivo Class A Common Stock at a conversion price of $11.50 per share. One of the Convertible Debt Investors is an affiliate of Brivo that has agreed to subscribe for $2.0 million in principal amount of Convertible Debt Notes. Neither the Convertible Debt Notes nor the New Brivo Class A Common Stock to be issued upon conversion of the Convertible Debt Notes have been registered under the Securities Act in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act. The Convertible Debt Notes will have a five-year term and will bear interest in the first two years at SOFR+9.25% if paid in cash and SOFR+9.50% if paid in kind. The interest rate under the Convertible Debt Notes will increase by 1.0% per annum after the first two years. The Convertible Debt Notes will be issued with an original issue discount of 3.0% of the aggregate principal amount of the Convertible Debt Notes.

The obligation of the subscribers to close the purchase of the Convertible Debt Notes is subject to certain closing conditions, including the Company satisfying the Minimum Unrestricted Cash Condition as defined in the Business Combination Agreement.

The Indenture includes certain covenants, including the requirement that New Brivo maintain at all times after the closing of the Brivo Business Combination, at least $35,000,000 of unrestricted cash and, to the extent a revolving credit facility exists at least $50,000,000 of unrestricted cash on hand together with any unused revolver availability, if any. In addition, the maximum debt-to-recurring revenue ratio shall be 3.00x starting the first full quarter after Closing, then declining 0.20x per quarter until reaching 1.50x, and remaining flat thereafter.

In connection with the offering of the Convertible Debt Notes, the Company agreed that following the closing of the Brivo Business Combination, an affiliate of Golub, a Convertible Debt Investor, will be entitled to designate one person to attend all meetings of the board of directors and its committees as an observer, subject to certain customary exceptions. Such right shall exist until the date Golub holds less than $36.5 million aggregate principal amount of Convertible Debt Notes.

The Subscription Agreements provide Convertible Debt Investors with certain registration rights. In particular, the Company is required to, no later than 45 calendar days after the consummation of the Brivo Business Combination, submit to or file with the SEC a registration statement registering the resale of the shares of New Brivo Class A Common Stock issuable upon conversion of the Convertible Debt Notes. Additionally, the Company is required to use commercially reasonable efforts to have the registration statement declared effective as soon as practicable after the filing thereof, but no later than the earlier of (i) the 60th calendar day (or 90th calendar day if the SEC notifies the Company that it will “review” the registration statement) following the Closing Date and (ii) the 10th business day after the date the Company is notified (orally or in writing, whichever is earlier) by the SEC that the registration statement will not be “reviewed” or will not be subject to further review. The registration rights under the Subscription Agreements are separate and distinct from those provided for in the registration rights agreement. The Convertible Debt Financing is contingent upon, among other things, the closing of the Brivo Business Combination.

Concurrently with the execution of the Business Combination Agreement (but effective as of the closing of the Brivo Business Combination) New Brivo, the sponsor, Anchor Investor and certain other stockholders and directors and officers of the Company and Brivo entered into an amended and restated registration rights agreement (the “Amended and Restated Registration Rights Agreement”), which will terminate and replace the existing registration rights agreement among the Company, sponsor and the Anchor Investor dated February 8, 2021, pursuant to which, among other matters, (i) subject to certain limited exceptions, certain stockholders of the Company and Brivo will be granted certain customary demand and “piggyback” registration rights with respect to their shares of New Brivo Class A Common Stock, (ii) sponsor will be subject to a one-year lock-up period for its shares of New Brivo Class A Common Stock, which lock-up period will terminate early in the event that the closing price of New Brivo Class A Common Stock on the New York Stock Exchange equals or exceeds $12.00 per share for any 20 trading days within any 30 trading day period commencing at least 150 days following the closing of the Brivo Business Combination and (iii) certain stockholders of Brivo will be subject to a 270-day lock-up of their shares of New Brivo Class A Common Stock.

The Restated Registration Rights Agreement provides that New Brivo will file with the SEC within 45 days following the Closing Date, a shelf registration statement pursuant to Rule 415 under the Securities Act registering the resale covering the resale of all the Registrable Securities, as defined in the Registration Rights Agreement, and will use commercially reasonable efforts to have such shelf registration statement declared effective as soon as practicable after the filing thereof, but no later than 60 days following the filing deadline (the “Effectiveness Deadline”); provided, that the Effectiveness Deadline shall be extended to 90 days after the filing deadline if the Registration Statement is reviewed by, and the Company receives comments from, the SEC.

The parties to the Registration Rights Agreement will be entitled to make demand registrations in connection with an underwritten shelf takedown offering, in each case subject to certain offering thresholds. The Amended and Restated Registration Rights Agreement includes customary indemnification and confidentiality provisions. New Brivo will bear the expenses incurred in connection with the filing of any registration statements filed pursuant to the terms of the Amended and Restated Registration Rights Agreement.

Concurrently with the execution of the Business Combination Agreement, certain stockholders of Brivo entered into that certain Stockholder Support Agreement with the Company, dated as of November 10, 2021 (as amended by Amendment No. 1 thereto on February 9, 2022, the “Stockholder Support Agreement”), pursuant to which such stockholders have agreed to, among other things, (i) subject to the applicable Brivo stockholders having previously delivered the Written Consent (as defined in the Business Combination Agreement), vote in favor of the Business Combination Agreement and the transactions contemplated thereby, and (ii) be bound by certain other covenants and agreements related to the Brivo Business Combination. Shortly after the Business Combination Agreement was entered into, certain Brivo stockholders delivered the Written Consent approving certain matters in connection with the Brivo Business Combination. No further approvals of any Brivo stockholders are required in connection with the Brivo Business Combination.

In connection with the Brivo Business Combination, the sponsor and certain shareholders of the Company that collectively with the sponsor own 6,210,000 Class B ordinary shares of the Company agreed pursuant to that certain Sponsor Agreement to, among other things, (i) with limited exceptions, vote in favor of the Business Combination Agreement and the transactions contemplated thereby (including the Mergers) and (ii) waive any adjustment to the Share Conversion Ratio set forth in the existing governing documents with respect to all Class B ordinary shares of the Company, in each case, on the terms and subject to the conditions set forth in the Sponsor Agreement. As of the date of the Registration Statement, the sponsor and the other shareholders of the Company subject to the voting obligations under the Sponsor Agreement collectively own approximately 17.9% of the issued and outstanding ordinary shares. In addition, the sponsor has agreed that 2,384,000 of the shares of New Brivo Class A Common Stock to be issued to sponsor in the Domestication in respect of the Class B ordinary shares of the Company held by the sponsor as of the date of the Sponsor Agreement (such 2,384,000 shares of New Brivo Class A Common Stock, the “Crown Earn-Out Shares”) will be subject to vesting requirements. The Crown Earn-Out Shares will vest in two equal 1,192,000 tranches based on the achievement of post-Closing share price targets of New Brivo Class A Common Stock of $13.00 and $15.00, respectively, in each case, for any 20 trading days within any 30 trading-day period commencing at any time after the Closing Date and ending on or prior to the fifth anniversary of the Closing Date. A given achievement metric described above is also achieved if there is a transaction during the relevant period that results in the shares of New Brivo Common Stock being converted into the right to receive cash or other consideration having a per share value (in the case of any non-cash consideration, as provided in the definitive transaction documents for such transaction, or if not so provided, as determined by the New Brivo board of directors in good faith) in excess of the applicable post-Closing share price target set forth above. The Crown Earn-Out Shares that have not vested by the fifth anniversary of the Closing shall, automatically and without further action on the part of New Brivo or any holder thereof, be forfeited and cancelled for no consideration. Prior to vesting or forfeiture, the Crown Earn-Out Shares will, with limited exceptions, be entitled to all rights of other shares of New Brivo Common Stock.

Initial Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the IPO, although substantially all of the net proceeds are intended to be generally applied toward consummating a business combination.

The Company’s business combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the Trust Account (as defined below) (net of taxes payable) at the time of the signing an agreement to enter into a business combination. However, the Company will only complete a business combination if the post-business combination company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act. There is no assurance that the Company will be able to successfully effect a business combination.

The Company will provide its public stockholders with the opportunity to redeem all or a portion of their public shares upon the completion of the initial business combination either (i) in connection with a stockholder meeting called to approve the initial business combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a proposed initial business combination or conduct a tender offer will be made by the Company, solely in its discretion. The stockholders will be entitled to redeem their shares for a pro rata portion of the amount then on deposit in the Trust Account (initially $10.00 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations).

The Class A ordinary shares subject to redemption is recorded at a redemption value and classified as temporary equity upon the completion of the IPO, in accordance with Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” In such case, the Company will proceed with a business combination if the Company has net tangible assets of at least $5,000,001 either immediately prior to or upon consummation of a business combination and, if the Company seeks stockholder approval, a majority of the issued and outstanding shares voted are voted in favor of the business combination.

The Company will have 24 months from the closing of the IPO (with the ability to extend with stockholder approval) to consummate a business combination (the “Combination Period”). However, if the Company is unable to complete a business combination within the Combination Period, the Company will redeem 100% of the outstanding public shares for a pro rata portion of the funds held in the Trust Account, equal to the aggregate amount then on deposit in the trust account including interest earned on the funds held in the trust account and not previously released to the Company, divided by the number of then outstanding public shares, subject to applicable law and as further described in the registration statement, and then seek to dissolve and liquidate.

The Company’s sponsor, officers and directors have agreed to (i) waive their redemption rights with respect to their Founder Shares, private placement shares and public shares in connection with the completion of the initial business combination, (ii) waive their redemption rights with respect to their Founder Shares and public shares in connection with a stockholder vote to approve an amendment to the Company’s amended and restated certificate of incorporation, and (iii) waive their rights to liquidating distributions from the trust account with respect to their Founder Shares and private placement shares if the Company fails to complete the initial business combination within the Combination Period.

The Company’s sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or business combination agreement, reduce the amount of funds in the trust account to below the lesser of (i) $10.00 per public share and (ii) the actual amount per public share held in the trust account as of the date of the liquidation of the trust account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to the monies held in the trust account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the IPO against certain liabilities, including liabilities under the Securities Act. However, the Company has not asked its sponsor to reserve for such indemnification obligations, nor has the Company independently verified whether its sponsor has sufficient funds to satisfy its indemnity obligations and believe that the Company’s sponsor’s only assets are securities of the Company. Therefore, the Company cannot assure that its sponsor would be able to satisfy those obligations.

Liquidity

As of December 31, 2021, the Company had cash outside the Trust Account of $14,807 available for working capital needs and working capital deficit of $4,091,246. All remaining cash held in the Trust Account is generally unavailable for the Company’s use, prior to an initial business combination, and is restricted for use either in a Business Combination or to redeem Class A ordinary shares. As of December 31, 2021, none of the amount in the Trust Account was available to be withdrawn as described above.

Through December 31, 2021, the Company’s liquidity needs were satisfied through receipt of $25,000 from the sale of the Founder Shares, the remaining net proceeds from the initial public offering, the sale of Private Placement Warrants the Promissory Note and the Convertible Note.

The Company anticipates that the $14,807 outside of the Trust Account as of December 31, 2021, and the amount available under the Working Capital Loans will be sufficient to allow the Company to operate until it consummates the proposed Brivo Business Combination and the related funding from the Subscription Agreements.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standard Board’s Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the mandatory liquidation and subsequent dissolution, should the Company be unable to complete a Business Combination, raises substantial doubt about the Company’s ability to continue as a going concern. The Company has until February 2023 to consummate a Business Combination. If a Business Combination is not consummated by this date, there will be a mandatory liquidation and subsequent dissolution. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after February 2023.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and search for a target company, the specific impact is not readily determinable as of the date of this financial statement. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.